Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Mar. 04, 2021 USD ($)	Oct. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) CompensationPlan	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 01, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Net Assets			$ 9,000,000
Gain (loss) on fair value hedges recognized in earnings			0			$ (261,000)	$ (158,000)
Other than Temporary Impairment Losses, Investments						13,588,000
Revenue from Contract with Customer, Excluding Assessed Tax			$ 4,990,000
Estimated useful life of the real estate property held for sales type lease			37 years
Cash and cash equivalents			$ 26,861,000	$ 8,337,000	$ 21,632,000	56,791,000	60,980,000
Restricted cash, including security cash deposit			700,000	800,000	1,100,000	1,200,000	1,200,000
Security cash deposit			3,500,000	13,300,000	22,900,000	17,900,000	900,000
Short term investment			0	30,796,000	32,406,000	32,406,000	150,150,000
Accounts Receivable, Related Parties			6,100,000	5,900,000	5,800,000	5,300,000	4,000,000
Amounts receivable allowance incurred			$ 0	0	0	0	0
Lease of lands, maximum term			50 years
Impairment of real estate recognized			$ 0	0	0	0	0
Impairment loss on long-lived assets				0
Advertising and promotion expenses			$ 3,900,000	3,700,000	2,760,000	1,300,000	1,370,000	$ 320,000
Number of stock-based employee compensation plans | CompensationPlan			2
Maximum insurance coverage for deposits and foreign currency deposits										$ 76,787,000	¥ 500,000
Amount covered by deposit insurance regulation			$ 600,000	600,000	600,000	900,000	2,000,000
Concentration of Credit Risk
Significant Accounting Policies [Line Items]
Cash and cash equivalents			$ 11,700,000	$ 7,000,000	$ 17,500,000	$ 55,900,000	29,700,000
Buildings
Significant Accounting Policies [Line Items]
Estimated useful lives									47 years	20 years	20 years
Maximum
Significant Accounting Policies [Line Items]
Lease term percentage of remaining economic life of underlying asset			75.00%
Lease term of minimum lease payments percentage of fair value of underlying asset			90.00%
Maximum | Buildings
Significant Accounting Policies [Line Items]
Estimated useful lives			47 years
Towers 8 to 10 of Nam Tai Inno Park
Significant Accounting Policies [Line Items]
Cost of towers transferred							53,700,000
Cost of towers recognized							21,800,000
Tower 2
Significant Accounting Policies [Line Items]
Cost of towers recognized							$ 1,900,000
One Customer [Member] | One Customer | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk percentage			15.00%	16.00%	17.00%	18.00%	53.00%
Dongguan [Member]
Significant Accounting Policies [Line Items]
Impairment loss on long-lived assets					$ 29,500,000	$ 22,400,000
Tang Xi and Shanghai [Member]
Significant Accounting Policies [Line Items]
Impairment loss on long-lived assets						8,700,000
Shenzhen [Member]
Significant Accounting Policies [Line Items]
Impairment loss on long-lived assets			$ 3,400,000
Investment, Identifier [Axis]: Supply Chain Fund
Significant Accounting Policies [Line Items]
Gain (loss) on fair value hedges recognized in earnings	$ 13,300,000
Other than Temporary Impairment Losses, Investments	13,600,000
Short Term Investments Redeemed	$ 104,500,000
Proceeds from Collection of Other Receivables		$ 136,900,000
Realized Investment Gains (Losses)		$ 13,100,000
Peoples Republic of China Court [Member]
Significant Accounting Policies [Line Items]
Security cash deposit			$ 2,200,000	$ 200,000	2,000,000	400,000
High Court of Justice of the British Virgin Islands of the Eastern Caribbean Supreme Court [Member]
Significant Accounting Policies [Line Items]
Security cash deposit				$ 91,200,000	$ 90,300,000	$ 92,900,000